S000000606 [Member] Expense Example, No Redemption - Nuveen Small Cap Value Opportunities Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 690
Expense Example, No Redemption, 3 Years	947
Expense Example, No Redemption, 5 Years	1,231
Expense Example, No Redemption, 10 Years	2,038
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	625
Expense Example, No Redemption, 5 Years	1,087
Expense Example, No Redemption, 10 Years	2,365
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	272
Expense Example, No Redemption, 5 Years	486
Expense Example, No Redemption, 10 Years	1,103
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	316
Expense Example, No Redemption, 5 Years	562
Expense Example, No Redemption, 10 Years	$ 1,266